Fair Value Measurement - Goodwill and Impairment Testing (Details) - USD ($) $ in Thousands	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurement
Goodwill		$ 4,114,838	$ 3,264,071	$ 3,270,952
Impairment of goodwill	$ 0